CONSOLDIATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 363,669	$ 154,061
Accounts receivable, net	[1]	1,266,595	985,172
Inventories		899,989	699,740
Prepaid expenses and other current assets		114,008	58,311
Total current assets		2,644,261	1,897,284
Property and equipment, net		211,464	166,252
Operating lease right-of-use assets		146,257	63,333
Intangible assets, net		462,678	477,816
Goodwill		834,781	834,203
Deferred tax assets		43,093	12
Other assets, noncurrent		51,625	48,170
Total assets		4,394,159	3,487,070
Current liabilities:
Accounts payable	[2]	612,031	459,651
Accrued expenses and other current liabilities		841,529	620,333
Tax payable		36,548	20,991
Debt, current		39,344	24,157
Total current liabilities		1,529,452	1,125,132
Debt, noncurrent		736,139	775,483
Operating lease liabilities, noncurrent		145,377	63,043
Deferred tax liabilities		9,931	16,500
Other liabilities, noncurrent		37,288	28,019
Total liabilities		2,458,187	2,008,177
Commitments and contingencies (Note 10)
Shareholders’ equity:
Ordinary shares, $0.0001 par value per share, 1,000,000,000 shares authorized; 140,347,436 and 139,083,369 shares issued and outstanding as of December 31, 2024 and 2023, respectively		14	14
Additional paid-in capital		1,038,213	1,009,590
Retained earnings		909,024	470,319
Accumulated other comprehensive loss		(11,279)	(1,030)
Total shareholders’ equity		1,935,972	1,478,893
Total liabilities and shareholders’ equity		$ 4,394,159	$ 3,487,070

[1]	Including amounts from a related party of $9,381 and $3,594 as of December 31, 2024 and 2023, respectively.
[2]	Including amounts to a related party of $39,769 and $101,538 as of December 31, 2024 and 2023, respectively.